Inventories (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Inventories
Crude oil and other raw materials	R 9,358	R 5,087
Process material	3,391	3,326
Maintenance materials	8,578	8,504
Work in progress	5,614	2,827
Manufactured products	22,926	21,669
Consignment inventory	454	380
Total inventories	R 50,321	R 41,793